Segment Reporting, Geographical Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting, Geographical Information [Abstract]
Business segments information
	Three Months Ended March 31,
	2015	2014
Revenue:
Vycor Medical	$258,849	$263,711
NovaVision	69,703	94,411
Total Revenue	$328,552	$358,122
Gross Profit:
Vycor Medical	$219,051	$233,409
NovaVision	57,809	81,756
Total Gross Profit	$276,860	$315,165

	March 31,	December 31,
	2015	2014
Total Assets:
Vycor Medical	$2,116,843	$2,644,513
NovaVision	1,120,405	1,169,230
Total Assets	$3,237,248	$3,813,743

	December 31,
	2014	2013
Revenue:
Vycor Medical	$893,028	$724,367
NovaVision	357,264	365,007
Total Revenue	$1,250,292	$1,089,374
Gross Profit:
Vycor Medical	780,424	628,839
NovaVision	313.568	306,703
Total Gross Profit	$1,093,992	$935,542
Total Assets:
Vycor Medical	$2,644,513	$799,120
NovaVision	1,169,230	1,316,130
Total Assets	$3,813,743	$2,115,250

Summary of geographic information
	Three Months Ended March 31,
	2015	2014
Revenue:
United States	$283,939	$293,161
Europe	44,613	64,961
Total Revenue	$328,552	$358,122
Gross Profit:
United States	$238,352	$258,241
Europe	$38,508	$56,924
Total Gross Profit	$276,860	$315,165

	March 31,	December 31,
	2015	2014
Total Assets:
United States	$2,835,655	$3,367,679
Europe	401,593	446,064
Total Assets

	December 31,
	2014	2013
Revenue:
United States	$1,034,034	$858,751
Europe	216,258	230,623
Total Revenue	$1,250,292	$1,089,374
Gross Profit:
United States	$901,503	$732,404
Europe	192,489	203,138
Total Gross Profit	$1,093,992	$935,542
Total Assets:
United States	$3,367,679	$1,604,142
Europe	446,064	511,108
Total Assets	$3,813,743	$2,115,250